January 22, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004



     Re:           First Defined Sector Fund
                 File Nos. 811-10017, 333-46064

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus and statement of additional information contained in the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the above-referenced Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on December 28, 2000.

                                First Defined Sector Fund


                                By: /s/ W. Scott Jardine
                                  W. Scott Jardine